Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of supplemental information related to operating leases

	December 31,	December 31,
	2022	2023
	RMB‘000	RMB‘000
Operating lease right-of-use asset	30,911	34,454
Operating lease liabilities-current	(31,293)	(8,953)
Operating lease liabilities-non-current	(15,093)	(26,826)
Total operating lease liabilities	(46,386)	(35,779)
Weighted average remaining lease term	1.34 years	4.34 years
Weighted average discount rate	4.75%	4.75%

Schedule of lease cost

	For the year ended December 31,
	2022	2023
	RMB‘000	RMB‘000
Other information
Operating lease cost	14,948	12,617
Short-term lease cost	941	666
Total	15,889	13,283

Schedule of supplemental cash flow information related to leases

	For the year ended December 31,
	2022	2023
	RMB‘000	RMB‘000
Cash payments for operating leases	1,201	27,617
Right-of-use assets obtained in exchange for lease obligations	30,699	14,784

Schedule of maturity of operating lease liabilities under the Group's non-cancelable operating leases

December 31,
2023
RMB‘000
2024	9,286
2025	9,128
2026	8,490
2027	8,258
2028	4,121
Total lease payment	39,283
Less: interest	(3,504)
Present value of operating lease liabilities	35,779